Receivables, net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Summary of Receivables, Net

Receivables, net consisted of the following (amounts in thousands):

	June 30, 2012	December 31, 2011
Casino	$156,414	$156,469
Hotel	17,225	19,738
Retail leases and other	20,443	20,799

	194,082	197,006
Less: allowance for doubtful accounts	(54,732)	(56,777)

	$139,350	$140,229

Receivables, net consisted of the following (amounts in thousands):

	As of December 31,
	2011	2010
Casino	$175,984	$166,701
Hotel	19,738	14,561
Retail leases and other	20,799	14,628

	216,521	195,890
Less: allowance for doubtful accounts	(76,292)	(71,076)

	$140,229	$124,814